------------------------------------------------------------------------------


                           THE CHESAPEAKE GROWTH FUND


  ------------------------------------------------------------------------------




                 a series of the Gardner Lewis Investment Trust






                               Annual Report 1998


                         FOR THE YEAR ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Institutional Class closed the first quarter with a gain of 13.3%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                                         John L. Lewis, IV

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Series A closed the first quarter with a gain of 13.2%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                                John L. Lewis, IV

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Series C closed the first quarter with a gain of 12.7%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                                 John L. Lewis, IV

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Series D closed the first quarter with a gain of 13.0%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                             John L. Lewis, IV

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares

                  Performance Update - $50,000,000 Investment

For the period from June 12, 1996 (commencement of operations) to February 28, 1998

                 Chesapeake Fund
                 Super Inst             S&P 500                 NASDAQ
                 Shares                 Total Return            Ind Index

  6/12/96        50,000,000.00          50,000,000.00           50,000,000.00
  6/30/96        46,361,880.00          50,145,489.00           47,710,503.00
  7/31/96        42,144,237.00          47,929,797.00           42,422,054.00
  8/31/96        44,816,484.00          48,940,746.00           45,188,818.00
  9/30/96        48,744,366.00          51,695,941.00           47,647,561.00
 10/31/96        48,776,561.00          53,121,406.00           46,327,320.00
 11/30/96        51,513,200.00          56,981,759.00           48,033,613.00
 12/31/96        51,191,243.00          56,004,738.00           47,786,797.00
  1/31/97        53,509,337.00          59,503,381.00           49,921,942.00
  2/28/97        52,446,877.00          59,969,752.00           47,256,720.00
  3/31/97        50,096,587.00          57,506,785.66           43,899,542.55
  4/30/97        50,096,587.00          60,938,721.99           43,006,837.88
  5/31/97        55,730,844.00          64,648,985.60           48,958,650.86
  6/30/97        58,338,699.00          67,545,544.46           51,065,308.56
  7/31/97        64,037,347.00          72,920,021.16           54,440,546.36
  8/31/97        64,713,458.00          68,834,820.81           55,463,314.83
  9/30/97        68,963,297.00          72,604,315.22           59,414,809.79
 10/31/97        63,650,998.00          70,179,877.63           54,825,038.09
 11/30/97        62,649,033.00          73,428,370.98           54,059,331.06
 12/31/97        59,164,455.00          74,689,469.57           52,813,061.74
  1/31/98        59,861,371.00          75,916,639.83           52,468,682.33
  2/28/98        65,766,812.00          80,962,184.29           56,725,008.09


This graph depicts the performance of The Chesapeake Growth Fund Super-Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

---------------------------------------------------

       Since Inception              One Year

---------------------------------------------------
           17.36%                    25.40%

---------------------------------------------------

The graph assumes an initial $50,000,000 investment at June 12, 1996. All dividends and distributions are reinvested.

At February 28, 1998, the Super-Institutional Shares of the Fund would have grown to $65,766,812 - total investment return of 31.53% since June 12, 1996.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have been worth $56,725,008 - total investment return of 13.45%; while a similar investment in the S&P 500 Total Return Index would have grown to $80,962,184 total investment return of 61.92% since June 12, 1996.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND

                              Institutional Shares

                   Performance Update - $1,000,000 Investment

For the period from April 6,1994  (commencement  of  operations) to February 28,
1998


                     Chesapeake           S&P 500            NASDAQ
                     Institutional        Total Return       Industrial
                     Shares               Index              Index

4/6/94               1,000,000.00         1,000,000.00       1,000,000.00
5/31/94              1,013,000.00         1,023,703.00         947,950.00
8/31/94              1,058,200.00         1,073,692.00         979,838.00
11/31/94             1,081,100.00         1,031,962.00         961,061.00
2/28/95              1,128,600.00         1,116,296.00         988,000.00
5/31/95              1,247,000.00         1,230,372.00       1,053,310.00
8/31/95              1,535,000.00         1,303,973.00       1,226,306.00
11/30/95             1,467,366.00         1,413,574.18       1,240,874.00
2/29/96              1,463,316.00         1,503,656.41       1,287,605.00
5/31/96              1,571,672.00         1,580,240.85       1,516,725.00
8/31/96              1,408,631.00         1,548,169.98       1,347,959.00
11/30/96             1,618,255.00         1,802,535.84       1,432,818.00
2/28/97              1,646,610.00         1,897,056.68       1,409,644.00
5/31/97              1,748,889.93         2,045,077.49       1,460,157.90
8/31/97              2,030,413.61         2,177,490.36       1,654,155.00
11/30/97             1,965,453.51         2,322,800.70       1,612,282.16
2/28/98              2,062,398.96         2,561,122.03       1,691,784.13


This graph depicts the performance of The Chesapeake Growth Fund Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

------------------------------------------------------

 Since Inception       One Year        Three Years

------------------------------------------------------

      20.39%            25.25%           22.24%

------------------------------------------------------

The graph assumes an initial $1,000,000 investment at April 6, 1994. All dividends and distributions are reinvested.

At February 28, 1998, the Institutional Shares of the Fund would have grown to $2,062,399 - total investment return of 106.24% since April 6, 1994.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $1,691,784 - total investment return of 69.18%; while a similar investment in the S&P 500 Total Return Index would have grown to $2,561,122 - total investment return of 156.11% since April 6, 1994.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series A Investor Shares

                    Performance Update - $25,000 Investment

For the period from April 7,1995  (commencement  of  operations) to February 28,
1998

                    Chesapeake Fund      NASDAQ             S&P 500
                    Series A             Ind Index          Total Return Index

4/7/95              24,250.00            25,000.00          25,000.00
5/31/95             25,628.00            25,834.00          26,443.00
8/31/95             31,572.00            30,077.00          28,025.00
11/30/95            30,140.00            30,434.00          32,020.00
2/29/96             30,036.00            31,580.00          33,109.00
5/31/96             32,244.00            37,200.00          33,963.00
8/31/96             28,890.00            33,061.00          33,274.00
11/31/96            33,139.00            35,142.00          38,741.00
2/28/97             33,702.00            34,574.00          40,772.00
5/31/97             35,784.79            35,812.53          43,983.30
8/31/97             41,492.03            40,570.59          46,799.15
11/31/97            40,136.35            39,543.60          49,922.20
2/28/98             42,061.19            41,493.50          55,044.26


This graph depicts the performance of The Chesapeake Growth Fund Series A Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

--------------------------------------------------------------

                       Since Inception         One Year

--------------------------------------------------------------

   No Sales Load            20.92%              24.80%

--------------------------------------------------------------

With 3.0% Sales Load        19.66%              21.06%

--------------------------------------------------------------

The graph assumes an initial $25,000 investment at April 7, 1995 ($24,250 after maximum sales load of 3%). All dividends and distributions are reinvested.

At February 28, 1998, the Series A Investor Shares of the Fund would have grown to $42,061 - total investment return of 68.24% since April 7, 1995. Without the deduction of the 3% maximum sales load, the Series A Investor Shares of the Fund would have grown to $43,362 - total investment return of 73.45% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $41,494 - total investment return of 65.97%; while a similar investment in the S&P 500 Total Return Index would have grown to $55,044 - total investment return of 120.18% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series C Investor Shares

                    Performance Update - $25,000 Investment

For the period from April 7,1995  (commencement  of  operations) to February 28,
1998


                    Chesapeake Fund      NASDAQ             S&P 500
                    Serties C            Ind Index          Total Return Index


4/7/95              25,000.00            25,000.00          25,000.00
5/31/95             26,421.00            25,834.00          26,443.00
8/31/95             32,528.00            30,077.00          28,025.00
11/30/95            30,966.00            30,434.00          32,020.00
2/29/96             30,794.00            31,580.00          33,109.00
5/31/96             33,028.00            37,200.00          33,963.00
8/31/96             29,506.00            33,061.00          33,274.00
11/30/96            33,779.00            35,142.00          38,741.00
2/28/97             34,273.00            34,574.00          40,772.00
5/31/97             36,291.80            35,812.53          43,983.30
8/31/97             41,982.53            40,570.59          46,799.15
11/31/97            40,367.70            39,543.60          49,922.20
2/28/98             42,137.78            41,493.50          55,044.26


This graph depicts the performance of The Chesapeake Growth Fund Series C Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Annualized Total Return


--------------------------------------------------

               Since Inception        One Year

--------------------------------------------------

NO SALES LOAD         19.73%            22.95%

--------------------------------------------------

The graph assumes an initial $25,000 investment at April 7, 1995. All dividends and distributions are reinvested.

At February 28, 1998, the Series C Investor Shares of the Fund would have grown to $42,138 - total investment return of 68.55% since April 7, 1995.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $41,494 - total investment return of 65.79%; while a similar investment in the S&P 500 Total Return Index would have grown to $55,044 - total investment return of 120.18% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series D Investor Shares

                    Performance Update - $25,000 Investment

For the period from April 7,1995  (commencement  of  operations) to February 28,
1998

                    Chesapeake Fund      NASDAQ             S&P 500
                    Series A             Ind Index          Total Return Index

4/7/95              24,625.00            25,000.00          25,000.00
5/31/95             26,045.00            25,834.00          26,443.00
8/31/95             32,040.00            30,077.00          28,025.00
11/30/95            30,606.00            30,434.00          32,020.00
2/29/96             30,479.00            31,580.00          33,109.00
5/31/96             32,700.00            37,200.00          33,963.00
8/31/96             29,231.00            33,061.00          33,274.00
11/30/96            33,504.00            35,142.00          38,741.00
2/28/97             34,012.00            34,574.00          40,772.00
5/31/97             36,084.35            35,812.53          43,983.30
8/31/97             41,795.24            40,570.59          46,799.15
11/31/97            40,310.49            39,543.60          49,922.20
2/28/98             42,195.51            41,493.50          55,044.26

This graph depicts the performance of The Chesapeake Growth Fund Series D Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

--------------------------------------------------------------

                       Since Inception         One Year

--------------------------------------------------------------

   No Sales Load            20.42%              24.06%

--------------------------------------------------------------

With 1.5% Sales Load        19.79%              22.20%

---------------------------------------------------------------


The graph assumes an initial $25,000 investment at April 7, 1995 ($24,625 after maximum sales load of 1.5%). All dividends and distributions are reinvested.

At February 28, 1998, the Series D Investor Shares of the Fund would have grown to $42,195.51 - total investment return of 68.78% since April 7, 1995. Without the deduction of the 1.5% maximum sales load, the Series D Investor Shares of the Fund would have grown to $42,838.08 - total investment return of 71.35% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $41,493.50 - total investment return of 65.79%; while a similar investment in the S&P 500 Total Return Index would have grown to $55,044.26 - total investment return of 120.18% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.02%

       Aerospace & Defense - 1.85%
        (a) BE Aerospace, Inc. ...................................................                   77,400              $ 2,278,462
        (a) Gulfstream Aerospace Corporation .....................................                   65,900                2,668,950
                                                                                                                         -----------
                                                                                                                           4,947,412
                                                                                                                         -----------
       Apparel Manufacturing - 8.29%
        (a) Jones Apparel Group, Inc. ............................................                  191,100               10,486,613
            Liz Claiborne, Inc. ..................................................                   79,200                3,960,000
        (a) Nautica Enterprises, Inc. ............................................                  154,700                4,457,294
            The Warnaco Group, Inc. ..............................................                   89,300                3,315,263
                                                                                                                         -----------
                                                                                                                          22,219,170
                                                                                                                         -----------
       Auto Parts - Replacement Equipment - 2.02%
            Federal-Mogul Corporation ............................................                  110,500                5,421,406
                                                                                                                         -----------

       Commercial Services - 1.08%
        (a) CORESTAFF, Inc. ......................................................                   93,000                2,900,438
                                                                                                                         -----------

       Computers - 9.51%
        (a) Adaptec, Inc. ........................................................                  175,300                4,634,493
            Compaq Computer Corporation ..........................................                   97,240                3,129,913
        (a) EMC Corporation ......................................................                  294,700               11,106,506
        (a) Quantum Corporation ..................................................                   76,900                1,932,113
        (a) Sun Microsystems, Inc. ...............................................                   98,100                4,672,013
                                                                                                                         -----------
                                                                                                                          25,475,038
                                                                                                                         -----------
       Computer Software & Services - 6.52%
        (a) BMC Software, Inc. ...................................................                   41,400                3,167,100
        (a) Cadence Design Systems, Inc. .........................................                   78,400                2,739,100
        (a) Ceridian Corporation .................................................                   75,500                3,515,468
        (a) Structural Dynamics Research Corporation .............................                  116,500                3,349,375
        (a) Symantec Corporation .................................................                  103,200                2,599,350
            System Software Associates, Inc. .....................................                  283,900                2,111,506
                                                                                                                         -----------
                                                                                                                          17,481,899
                                                                                                                         -----------
       Electronics - 1.96%
        (a) SCI Systems, Inc. ....................................................                   58,200                2,619,000
        (a) The DII Group, Inc. ..................................................                   99,500                2,636,750
                                                                                                                         -----------
                                                                                                                           5,255,750
                                                                                                                         -----------
       Electronics - Semiconductor - 4.04%
        (a) Kulicke and Soffa Industries, Inc. ...................................                   62,100                1,723,275
        (a) LSI Logic Corporation ................................................                   47,800                1,132,262
        (a) National Semiconductor Corporation ...................................                   60,900                1,453,987



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Electronics - Semiconductor - (Continued)
        (a) Novellus Systems, Inc. .................................................                  29,800             $ 1,428,537
        (a) Teradyne, Inc. .........................................................                 108,000               5,096,250
                                                                                                                         -----------
                                                                                                                          10,834,311
                                                                                                                         -----------
       Entertainment - 1.10%
        (a) Signature Resorts, Inc. ................................................                 142,250               2,951,688
                                                                                                                         -----------

       Environmental Control - 1.44%
        (a) USA Waste Services, Inc. ...............................................                  93,000               3,871,125
                                                                                                                         -----------

       Food - Wholesale - 0.87%
        (a) Keebler Foods Company ..................................................                  74,200               2,328,025
                                                                                                                         -----------

       Foreign Securities - 2.73%
            ECI Telecommunications Limited .........................................                 118,900               3,455,531
        (a) Petroleum Geo-Services - ADR ...........................................                  67,700               3,841,975
                                                                                                                         -----------
                                                                                                                           7,297,506
                                                                                                                         -----------
       Insurance - Multiline - 1.54%
            Allmerica Financial Corporation ........................................                  67,200               4,132,800
                                                                                                                         -----------

       Machine - Diversified - 1.00%
        (a) Coltec Industries, Inc. ................................................                 103,100               2,687,043
                                                                                                                         -----------

       Marketing Information Services - 1.21%
            Cognizant Corporation ..................................................                  64,900               3,240,944
                                                                                                                         -----------

       Medical - Hospital Management & Services - 8.19%
        (a) Genesis Health Ventures, Inc. ..........................................                  94,100               2,728,900
        (a) HEALTHSOUTH Corporation ................................................                  94,800               2,565,525
            Integrated Health Services, Inc. .......................................                 112,300               3,811,181
        (a) PhyCor, Inc. ...........................................................                 110,400               2,839,344
            Tenet Healthcare Corporation ...........................................                 127,100               4,742,419
            United Healthcare Corporation ..........................................                  86,600               5,255,538
                                                                                                                         -----------
                                                                                                                          21,942,907
                                                                                                                         -----------
       Medical Supplies - 1.77%
            Biomet, Inc. ...........................................................                 159,300               4,749,131
                                                                                                                         -----------

       Office & Business Equipment - 1.45%
        (a) U.S. Office Products Company ...........................................                 209,900               3,883,150
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Oil & Gas - Equipment & Services - 6.30%
        (a) BJ Services Company ................................................                    80,600               $ 2,770,625
        (a) Global Industries Ltd. .............................................                   237,600                 4,098,600
        (a) Pride International, Inc. ..........................................                    94,800                 2,162,625
        (a) Rowan Companies, Inc. ..............................................                    99,100                 2,793,381
            Transocean Offshore Inc. ...........................................                    32,100                 1,392,337
        (a) Varco International, Inc. ..........................................                   147,100                 3,659,113
                                                                                                                         -----------
                                                                                                                          16,876,681
                                                                                                                         -----------
       Oil & Gas - Exploration - 0.96%
        (a) J. Ray McDermott, S.A ..............................................                    60,500                 2,571,250
                                                                                                                         -----------

       Pharmaceuticals - 5.31%
        (a) Forest Laboratories, Inc. ..........................................                    65,400                 4,091,588
            Jones Medical Industries, Inc. .....................................                    96,600                 3,586,275
            Mylan Laboratories Inc. ............................................                   200,900                 4,093,338
        (a) Watson Pharmeuticals, Inc. .........................................                    68,600                 2,461,025
                                                                                                                         -----------
                                                                                                                          14,232,226
                                                                                                                         -----------
       Restaurants & Food Service - 1.28%
            CKE Restaurants, Inc. ..............................................                    81,070                 3,440,408
                                                                                                                         -----------

       Retail - Automotive Parts - 1.46%
        (a) AutoZone, Inc. .....................................................                   129,100                 3,905,275
                                                                                                                         -----------

       Retail - Department Stores - 4.96%
        (a) Consolidated Stores Corporation ....................................                    67,156                 2,761,791
        (a) Fred Meyer, Inc. ...................................................                   149,200                 6,630,075
        (a) Proffitt's, Inc. ...................................................                   114,800                 3,888,850
                                                                                                                         -----------
                                                                                                                          13,280,716
                                                                                                                         -----------
       Retail - Grocery - 0.98%
            American Stores Company ............................................                   104,400                 2,629,575
                                                                                                                         -----------

       Retail - Specialty Line - 2.93%
        (a) Borders Group, Inc. ................................................                    80,300                 2,674,993
        (a) Cole National Corporation ..........................................                    82,000                 2,752,125
            Heilig-Meyers Company ..............................................                   156,300                 2,422,650
                                                                                                                         -----------
                                                                                                                           7,849,768
                                                                                                                         -----------
       Shoes - Leather - 2.67%
        (a) Nine West Group Inc. ...............................................                    92,100                 2,532,750
            Wolverine World Wide, Inc. .........................................                   164,400                 4,623,750
                                                                                                                         -----------
                                                                                                                           7,156,500
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Telecommunications - 2.49%
        (a) DSP Communications, Inc. ..............................................                 127,400           $   2,253,387
        (a) Premiere Technologies, Inc. ...........................................                  87,400               2,742,175
        (a) Tel-Save Holdings, Inc. ...............................................                  60,500               1,675,094
                                                                                                                      -------------
                                                                                                                          6,670,656
                                                                                                                      -------------
       Telecommunications Equipment - 3.29%
        (a) Cable Design Technologies .............................................                  92,550               2,689,734
        (a) DSC Communications Corporation ........................................                  96,500               1,893,813
        (a) General Cable Corporation .............................................                 102,200               4,234,913
                                                                                                                      -------------
                                                                                                                          8,818,460
                                                                                                                      -------------
       Textiles - 0.99%
        (a) Mohawk Industries, Inc. ...............................................                 101,500               2,664,375
                                                                                                                      -------------

       Transportation - Air - 1.74%
            Airborne Freight Corporation ..........................................                  66,800               2,417,325
            Comair Holdings, Inc. .................................................                  84,800               2,257,800
                                                                                                                      -------------
                                                                                                                          4,675,125
                                                                                                                      -------------
       Utilities - Electric - 2.31%
        (a) CalEnergy Company, Inc. ...............................................                 231,000               6,193,687
                                                                                                                      -------------

       Utilities - Telecommunications - 2.41%
        (a) WorldCom, Inc. ........................................................                 169,400               6,468,963
                                                                                                                      -------------

       Utilities - Water - 1.37%
        (a) US Filter Corporation .................................................                 108,100               3,668,644
                                                                                                                      -------------

            Total Common Stocks (Cost $210,637,903) ...............................                                     262,722,052
                                                                                                                      -------------

INVESTMENT COMPANY - 2.89%

       Evergreen Money Market Treasury Institutional Money ........................               7,727,137               7,727,137
                                                                                                                      -------------
            Market Fund Institutional Service Shares
            (Cost $7,727,137)

Total Value of Investments (Cost $218,365,040 (b)) ................................                 100.91%           $ 270,449,189
Liabilities In Excess of Other Assets .............................................                  (0.91)%             (2,432,264)
                                                                                              -------------           -------------
       Net Assets .................................................................                  100.00%          $ 268,016,925
                                                                                              =============           =============


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998




       (a)  Non-income producing investment.

       (b)  Aggregate cost for federal income tax purposes is $218,737,760.  Unrealized appreciation  (depreciation) of investments for federal income tax purposes is as follows:



            Unrealized appreciation                                                                               $63,211,317
            Unrealized depreciation                                                                               (11,499,888)
                                                                                                              ----------------

                            Net unrealized appreciation                                                           $51,711,429
                                                                                                              ================


       The following acronym is used in this portfolio:

            ADR - American Depository Receipt




See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1998


ASSETS
       Investments, at value (cost $218,365,040) .......................................................                $270,449,189
       Income receivable ...............................................................................                      82,503
       Receivable for investments sold .................................................................                   5,166,778
       Receivable for fund shares sold .................................................................                       1,970
       Deferred organization expenses, net (note 3) ....................................................                       8,636
       Due from administrator (note 2) .................................................................                      30,887
       Other assets ....................................................................................                      14,422
                                                                                                                        ------------

            Total assets ...............................................................................                 275,754,385
                                                                                                                        ------------

LIABILITIES
       Accrued expenses ................................................................................                      85,224
       Payable for investment purchases ................................................................                   7,551,666
       Payable for fund shares redeemed ................................................................                     100,000
       Disbursements in excess of cash on demand deposit ...............................................                         570
                                                                                                                        ------------

            Total liabilities ..........................................................................                   7,737,460
                                                                                                                        ------------

NET ASSETS .............................................................................................                $268,016,925
                                                                                                                        ============

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $210,487,681
       Undistributed net realized gain on investments ..................................................                   5,445,095
       Net unrealized appreciation on investments ......................................................                  52,084,149
                                                                                                                        ------------
                                                                                                                        $268,016,925
                                                                                                                        ============
INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($92,857,905 / 5,199,166 shares outstanding) ...............................................                $      17.86
                                                                                                                        ============

SERIES A INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($40,923,832 / 2,313,441 shares outstanding) ...............................................                $      17.69
                                                                                                                        ============
       Maximum offering price per share (100 / 97 of $17.69) ...........................................                $      18.24
                                                                                                                        ============

SERIES C INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($4,541,223 / 265,318 shares outstanding) ..................................................                $      17.12
                                                                                                                        ============

SERIES D INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($11,447,923 / 656,142 shares outstanding) .................................................                $      17.45
                                                                                                                        ============
       Maximum offering price per share (100 / 98.5 of $17.45) .........................................                $      17.71
                                                                                                                        ============

SUPER-INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($118,246,042 / 6,599,065 shares outstanding) ..............................................                $      17.92
                                                                                                                        ============



See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 1998



INVESTMENT LOSS

       Income
            Interest .......................................................................................           $    404,134
            Dividends ......................................................................................                322,749
                                                                                                                       ------------

                 Total income ..............................................................................                726,883
                                                                                                                       ------------

       Expenses
            Investment advisory fees (note 2) ..............................................................              2,532,147
            Fund administration fees (note 2) ..............................................................                125,209
            Distribution fees - Series A (note 4) ..........................................................                101,946
            Distribution fees - Series C (note 4) ..........................................................                 41,669
            Distribution fees - Series D (note 4) ..........................................................                 62,905
            Custody fees ...................................................................................                 19,604
            Registration and filing administration fees (note 2) ...........................................                 23,581
            Fund accounting fees (note 2) ..................................................................                 84,000
            Audit fees .....................................................................................                 14,300
            Legal fees .....................................................................................                 16,143
            Securities pricing fees ........................................................................                  5,529
            Shareholder administration fees ................................................................                 59,291
            Shareholder recordkeeping fees .................................................................                 22,464
            Shareholder servicing expenses .................................................................                 14,909
            Registration and filing expenses ...............................................................                 28,540
            Printing expenses ..............................................................................                 24,423
            Amortization of deferred organization expenses (note 3) ........................................                 13,181
            Trustee fees and meeting expenses ..............................................................                  9,957
            Other operating expenses .......................................................................                 30,412
                                                                                                                       ------------

                 Total expenses ............................................................................              3,230,210
                                                                                                                       ------------

                 Less:
                       Expense reimbursements - Super-Institutional Class (note 2) .........................                (14,785)
                       Expense reductions (note 6) .........................................................                (26,313)
                       Shareholder administration fees waived (note 2) .....................................                (25,000)
                                                                                                                       ------------

                 Net expenses ..............................................................................              3,164,112
                                                                                                                       ------------

                       Net investment loss .................................................................             (2,437,229)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................             34,915,833
       Increase in unrealized appreciation on investments ..................................................             22,557,525
                                                                                                                       ------------

            Net realized and unrealized gain on investments ................................................             57,473,358
                                                                                                                       ------------

                 Net increase in net assets resulting from operations ......................................           $ 55,036,129
                                                                                                                       ============

See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                       February 28,     February 28,
                                                                                                              1998             1997
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .....................................................                      $(2,437,229)    $(1,866,690)
         Net realized gain from investment transactions ..........................                       34,915,833       4,887,131
         Increase in unrealized appreciation on investments ......................                       22,557,525      17,077,631
                                                                                                      -------------   -------------
              Net increase in net assets resulting from operations ...............                       55,036,129      20,098,072
                                                                                                      -------------   -------------

     Distributions to shareholders from
         Tax return of capital ...................................................                      (7,366,935)               0
         Net realized gain from investment transactions ..........................                     (26,747,385)               0
                                                                                                      -------------   -------------
              Decrease in net assets resulting from distributions ................                     (34,114,320)               0
                                                                                                      -------------   -------------
     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ....                       15,554,185      78,804,804
                                                                                                      -------------   -------------
                   Total increase in net assets ..................................                       36,475,994      98,902,876
NET ASSETS
     Beginning of year ...........................................................                      231,540,931     132,638,055
                                                                                                      -------------   -------------
     End of year .................................................................                    $ 268,016,925   $ 231,540,931
                                                                                                      =============   =============




(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                          Year ended                            Year ended
                                                                      February 28, 1998                     February 28, 1997
                                                                  Shares              Value             Shares               Value
                                                             -----------------------------------------------------------------------

--------------------------------------------------------
Institutional Shares
--------------------------------------------------------

Shares sold ............................................         1,051,514      $  19,879,652          1,194,039      $  17,551,689
Shares issued for reinvestment of distributions ........           700,580         12,393,286                  0                  0
Shares redeemed ........................................        (1,340,894)       (23,569,381)        (1,960,761)       (29,179,867)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           411,200      $   8,703,557        (766,722)$       $ (11,628,178)
                                                             =============      =============      =============      =============
--------------------------------------------------------
Series A Shares
--------------------------------------------------------


Shares sold ............................................           530,549      $   9,940,125            886,587      $  13,180,184
Shares issued for reinvestment of distributions ........           285,571          5,008,907                  0                  0
Shares redeemed ........................................          (936,063)       (17,142,515)          (711,164)       (10,814,500)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................          (119,943)     $  (2,193,483)           175,423      $   2,365,684
                                                             =============      =============      =============      =============
--------------------------------------------------------
Series C Shares
--------------------------------------------------------

Shares sold ............................................            51,400      $     892,071             51,704      $     764,137
Shares issued for reinvestment of distributions ........            30,187            514,986                  0                  0
Shares redeemed ........................................          (391,932)        (6,437,614)           (27,426)          (414,118)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................          (310,345)     $  (5,030,557)            24,278      $     350,019
                                                             =============      =============      =============      =============
--------------------------------------------------------
Series D Shares
--------------------------------------------------------

Shares sold ............................................            21,553      $     358,036             80,650      $   1,210,179
Shares issued for reinvestment of distributions ........            81,859          1,418,612                  0                  0
Shares redeemed ........................................          (116,844)        (2,013,186)          (239,185)        (3,492,900)
                                                             -------------      -------------      -------------      -------------
     Net  decrease .....................................           (13,432)     $    (236,538)          (158,535)     $  (2,282,721)
                                                             =============      =============      =============      =============
--------------------------------------------------------
Super-Institutional Shares
--------------------------------------------------------

Shares sold ............................................                 0      $           0          5,792,346      $  90,000,000
Shares issued for reinvestment of distributions ........           806,720         14,311,206                  0                  0
Shares redeemed ........................................                 0                  0                  0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................           806,720      $  14,311,206          5,792,346      $  90,000,000
                                                             =============      =============      =============      =============

--------------------------------------------------------
Fund Summary
--------------------------------------------------------

Shares sold ............................................         1,655,016      $  31,069,884          8,005,326      $ 122,706,189
Shares issued for reinvestment of distributions ........         1,904,917         33,646,997                  0                  0
Shares redeemed ........................................        (2,785,733)       (49,162,696)        (2,938,536)       (43,901,385)
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................           774,200      $  15,554,185          5,066,790      $  78,804,804
                                                             =============      =============      =============      =============

See accompanying notes to financial statements.

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                         ------------------------------------------------  ------------------------
                                                                           Institutional                       Super-Institutional
                                                         ------------------------------------------------  ------------------------

                                                                                                  For the                  For the
                                                                                              period from              period from
                                                                                              Apr 6, 1994             Jul 12, 1996
                                                         Year ended  Year ended   Year ended  (comm of op)  Year ended (comm of op)
                                                             Feb 28,     Feb 28,      Feb 28,   to Feb 28,      Feb 28,  to Feb 28,
                                                               1998        1997         1996         1995         1998        1997
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................      $16.26       14.45       $11.31       $10.00       $16.29      $15.53
     Income from investment operations
        Net investment loss ...........................       (0.15)      (0.13)       (0.05)       (0.04)       (0.12)      (0.07)
        Net realized and unrealized gain on investments        4.22        1.94         3.38         1.35         4.22        0.83
                                                          ----------  ----------   ----------   ----------  -----------  ----------
             Total from investment operations .........        4.07        1.81         3.33         1.31         4.10        0.76
                                                          ----------  ----------   ----------   ----------  -----------  ----------
     Distributions to shareholders from
        Net investment income .........................       (0.00)       0.00        (0.11)        0.00        (0.00)       0.00
        Tax return of capital .........................       (0.53)       0.00         0.00         0.00        (0.53)       0.00
        Net realized gain from investment transactions        (1.94)       0.00        (0.08)        0.00        (1.94)       0.00
                                                          ----------  ----------   ----------   ----------  -----------  ----------
             Total distributions ......................       (2.47)       0.00        (0.19)        0.00        (2.47)       0.00
                                                          ----------  ----------   ----------   ----------  -----------  ----------

Net asset value, end of period ........................      $17.86      $16.26       $14.45       $11.31       $17.92      $16.29
                                                          ==========  ==========   ==========   ==========  ===========  ==========

Total return (a) ......................................       25.25%      12.53%       29.66%     13.12%(d)      25.40%     4.89%(d)
                                                          ==========  ==========   ==========   ==========  ===========  ==========

Ratios/supplemental data
     Net assets, end of period (000's) ................     $92,858     $77,858      $80,252      $15,088     $118,246     $94,340
                                                          ==========  ==========   ==========   ==========  ===========  ==========

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.19%      1.23%         1.65%        2.75%(b)     1.06%    1.08% (b)
        After expense reimbursements and waived fees           1.16%      1.22%         1.49%        1.73%(b)     1.04%    1.04% (b)
     Ratio of net investment income (loss) to average net assets
        Before expense reimbursements and waived fees         (0.90)%    (0.85)%       (0.98)%      (1.80)%(b)   (0.77)%  (0.75)%(b)
        After expense reimbursements and waived fees          (0.88)%    (0.84)%       (0.82)%      (0.78)%(b)   (0.75)%  (0.72)%(b)
     Portfolio turnover rate                                 105.60%    126.44%        99.33%       64.92%      105.60%  126.44%
     Average broker commission per share (c)                  $0.0576    $0.0600         -            -          $0.0576   $0.0600


(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements (Continued)

                                                       THE CHESAPEAKE GROWTH FUND

                                                          FINANCIAL HIGHLIGHTS

                                             (For a Share Outstanding Throughout the Period)
                                                               (Continued)


                                                            -----------------------------------  ----------------------------------
                                                                          Series A                              Series C
                                                            -----------------------------------  ----------------------------------
                                                                                        For the                             For the
                                                                                    period from                         period from
                                                                                    Apr 7, 1995                         Apr 7, 1995
                                                            Year ended  Year ended  (comm of op)  Year ended  Yearended (comm of op)
                                                                Feb 28,     Feb 28,   to Feb 29,      Feb 28,    Feb 28,  to Feb 29,
                                                                  1998        1997         1996         1998       1997        1996
                                                              --------    --------    ---------    ---------   --------    --------

Net asset value, beginning of period.....................       $16.18      $14.42       $11.79       $15.97     $14.34      $11.79
   Income from investment operations
      Net investment income loss.........................        (0.21)      (0.18)       (0.06)       (0.52)     (0.29)      (0.12)
      Net realized and unrealized gain on investments....         4.19        1.94         2.88         4.14       1.92        2.86
                                                              --------    --------    ---------    ---------   --------    --------
         Total from investment operations................         3.98        1.76         2.82         3.62       1.63        2.74
                                                              --------    --------    ---------    ---------   --------    --------
   Distributions to shareholders from
      Net investment income..............................        (0.00)       0.00        (0.11)       (0.00)      0.00       (0.11)
      Tax return of capital..............................        (0.53)       0.00         0.00        (0.53)      0.00        0.00
      Net realized gain from investment transactions.....        (1.94)       0.00        (0.08)       (1.94)      0.00       (0.08)
                                                              --------    --------    ---------    ---------   --------    --------
         Total distributions.............................        (2.47)       0.00        (0.19)       (2.47)      0.00       (0.19)
                                                              --------    --------    ---------    ---------   --------    --------

Net asset value, end of period...........................       $17.69      $16.18       $14.42       $17.12     $15.97      $14.34
                                                              ========    ========    =========    =========   ========    ========

Total return (a).........................................         4.80%      12.21%      23.86%(d)    22.95%     11.30%    23.18%(d)
                                                              ========    ========    =========    =========   ========    ========

Ratios/supplemental data
   Net assets, end of period (000's).....................      $40,924     $39,376      $32,549       $4,541     $9,192      $7,908
                                                              ========    ========    =========    =========   ========    ========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees......        1.55%       1.54%        1.88%(b)     3.11%     2.34%     2.38%(b)
      After expense reimbursements and waived fees.......        1.52%       1.53%        1.71%(b)     3.05%     2.33%     2.18%(b)
   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees......       (1.27)%     (1.16)%      (1.20)%(b)   (2.84)%   (1.97)%   (1.77)%(b)
      After expense reimbursements and waived fees.......       (1.24)%     (1.15)%      (1.04)%(b)   (2.78)%   (1.96)%   (1.57)%(b)
   Portfolio turnover rate...............................      105.60%     126.44%       99.33%      105.60%   126.64%    99.33%
   Average broker commission per share (c)...............       $0.0576     $0.0600        -          $0.0576    $0.0600     -




(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements

                                                       THE CHESAPEAKE GROWTH FUND

                                                          FINANCIAL HIGHLIGHTS

                                             (For a Share Outstanding Throughout the Period)
                                                               (Continued)


                                                              ---------------------------------
                                                                           Series D
                                                              ---------------------------------
                                                                                        For the
                                                                                    period from
                                                                                    Apr 7, 1995
                                                              Year ended Year ended (comm of op)
                                                                  Feb 28,    Feb 28,     Feb 29,
                                                                    1998       1997        1996
------------------------------------------------------------------------------------------------

Net asset value, beginning of period.....................         $16.09     $14.41      $11.79
   Income from investment operations
      Net investment income loss.........................          (0.32)     (0.29)      (0.11)
      Net realized and unrealized gain on investments....           4.15       1.97        2.92
                                                              -----------   --------    --------
         Total from investment operations................           3.83       1.68        2.81
                                                              -----------   --------    --------
   Distributions to shareholders from
      Net investment income..............................          (0.00)      0.00       (0.11)
      Tax return of capital..............................          (0.53)      0.00        0.00
      Net realized gain from investment transactions.....          (1.94)      0.00       (0.08)
                                                              -----------   --------    --------
         Total distributions.............................          (2.47)      0.00       (0.19)
                                                              -----------   --------    --------

Net asset value, end of period...........................         $17.45     $16.09      $14.41
                                                              ===========   ========    ========

Total return (a).........................................          24.06%     11.59%      23.77%(d)
                                                              ===========   ========    ========

Ratios/supplemental data
   Net assets, end of period (000's).....................        $11,448     $10,774     $11,929
                                                              ===========   ========    ========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees......           2.22%      2.02%       2.13%  (b)
      After expense reimbursements and waived fees.......           2.18%      2.01%       1.73%  (b)
   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees......          (1.94)%    (1.64)%     (1.54)% (b)
      After expense reimbursements and waived fees.......          (1.89)%    (1.63)%     (1.14)% (b)
   Portfolio turnover rate...............................         105.60%    126.44 %     99.33%
   Average broker commission per share (c)...............          $0.0576    $0.0600        -


(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake  Growth Fund (the "Fund"),  formerly known as The Chesapeake
     Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on April 6, 1994. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on February 3, 1995, and three new classes of shares - Series A, Series C and Series D Investor Shares (the "Investor Shares") were authorized. On April 7, 1995, Series A, Series C and Series D Investor Shares became effective. The Board of Trustees of the Trust approved on May 2, 1996 a plan to authorize a new class of shares designated as the Super-Institutional Shares. On June 12, 1996, the Super-Institutional Shares became effective. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Series C Shares) at different levels and bear distribution fees at different levels.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998





     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, Series C, and Series D Investor Shares. The Administrator also receives a monthly fee of $1,750 for the Institutional Shares and for Series A, Series C, and Series D Investor Shares for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator receives a fee at the annual rate of 0.015% of average daily net assets for shareholder administration costs. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator currently intends to reimburse expenses of the Super-Institutional Class to limit total Super-Institutional Class operating expenses to 1.045% of the average daily net assets of that class. There can be no assurance that the foregoing voluntary expense reimbursements will continue.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the fiscal year ended February 28, 1998, the Distributor retained sales charges in the amount of $5,616.

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



     NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

     Expenses totaling $66,799 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

     The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - DISTRIBUTION AND SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

     The Fund incurred $101,946, $41,669 and $62,905 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 1998.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $258,848,602 and $280,264,773 respectively, for the fiscal year ended February 28, 1998.


NOTE 6 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the fund's expenses. For the fiscal year ended February 28, 1998, the Fund's expenses were reduced by $26,313 under this arrangement.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust and Shareholdersof The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Chesapeake Growth Fund (formerly, The Chesapeake Fund) as of February 28, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended February 28, 1998 and February 28, 1997, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Pittsburgh, Pennsylvania
March 20, 1998

--------------------------------------------------------------------------------

                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

--------------------------------------------------------------------------------


                 a series of the Gardner Lewis Investment Trust






                             Semi-Annual Report 1998


                        FOR THE PERIOD ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

April 1, 1998



Dear Shareholder:

         The Chesapeake Aggressive Growth Fund closed the first quarter with a gain of 13.6%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                           John L. Lewis, IV

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.79%

       Aerospace & Defense - 2.55%
        (a) BE Aerospace, Inc. .................................................                   195,600               $ 5,757,975
        (a) Gulfstream Aerospace Corporation ...................................                   151,400                 6,131,700
        (a) Triumph Group, Inc. ................................................                    87,300                 3,753,900
                                                                                                                         -----------
                                                                                                                          15,643,575
                                                                                                                         -----------
       Apparel Manufacturing - 7.10%
        (a) Jones Apparel Group, Inc. ..........................................                   348,500                19,123,937
            Kellwood Company ...................................................                    91,000                 2,951,813
            Liz Claiborne, Inc. ................................................                   184,500                 9,225,000
        (a) Nautica Enterprises, Inc. ..........................................                   160,600                 4,627,288
            Warnaco Group, Inc. ................................................                   204,100                 7,577,213
                                                                                                                         -----------
                                                                                                                          43,505,251
                                                                                                                         -----------
       Auto - Rental/Leasing - 0.48%
        (a) Dollar Thrifty Automotive Group, Inc. ..............................                   146,800                 2,936,000
                                                                                                                         -----------

       Auto Parts - Original Equipment - 1.36%
            Federal-Mogul Corporation ..........................................                   170,500                 8,365,156
                                                                                                                         -----------

       Building Materials - 0.63%
            Carlisle Companies, Inc. ...........................................                    79,400                 3,845,937
                                                                                                                         -----------

       Commercial Services - 4.12%
        (a) APAC Teleservices, Inc. ............................................                   258,300                 3,809,925
        (a) Caribiner International, Inc. ......................................                    45,000                 1,513,125
        (a) Ceridian Corporation ...............................................                   119,700                 5,573,531
        (a) Consolidated Capital Corporation ...................................                   295,200                 7,232,400
        (a) Sterling Commerce, Inc. ............................................                   156,800                 7,154,000
                                                                                                                         -----------
                                                                                                                          25,282,981
                                                                                                                         -----------
       Computers - 4.56%
            Compaq Computer Corporation ........................................                   205,580                 6,617,106
        (a) EMC Corporation ....................................................                   373,600                14,080,050
        (a) Quantum Corporation ................................................                   172,200                 4,326,525
        (a) Splash Technology Holdings, Inc. ...................................                   167,100                 2,924,250
                                                                                                                         -----------
                                                                                                                          27,947,931
                                                                                                                         -----------
       Computer Hardware & Software - 0.37%
        (a) Network Computing Devices, Inc. ....................................                   180,300                 2,276,287
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Computer Software & Services - 4.27%
        (a) BMC Software, Inc. ...................................................                   97,100              $ 7,428,150
        (a) Cadence Design Systems, Inc. .........................................                  181,600                6,344,650
        (a) Structural Dynamics Research Corporation .............................                  256,100                7,362,875
        (a) System Software Associates, Inc. .....................................                  675,850                5,026,634
                                                                                                                         -----------
                                                                                                                          26,162,309
                                                                                                                         -----------
       Electrical Equipment - 1.07%
        (a) Encore Wire Corporation ..............................................                  212,650                6,538,987
                                                                                                                         -----------

       Electronics - 2.98%
        (a) American Power Conversion Corporation ................................                  198,600                5,759,400
        (a) California Micro Devices Corporation .................................                   23,806                  124,982
            SCI Systems, Inc. ....................................................                  137,200                6,174,000
            Technitrol, Inc. .....................................................                  170,600                6,237,563
                                                                                                                         -----------
                                                                                                                          18,295,945
                                                                                                                         -----------
       Electronics - Semiconductor - 7.67%
        (a) Adaptec, Inc. ........................................................                  395,900               10,466,606
        (a) Cirrus Logic, Inc. ...................................................                  293,200                3,243,525
        (a) Integrated Process Equipment Corporation .............................                  243,800                4,510,300
        (a) Kulicke & Soffa Industries, Inc. .....................................                  202,700                5,624,925
        (a) LSI Logic Corporation ................................................                  110,000                2,605,625
        (a) National Semiconductor Corporation ...................................                  145,100                3,464,263
        (a) Novellus Systems, Inc. ...............................................                   67,300                3,226,194
        (a) SDL, Inc. ............................................................                   97,000                2,012,750
        (a) Teradyne, Inc. .......................................................                  252,300               11,905,406
                                                                                                                         -----------
                                                                                                                          47,059,594
                                                                                                                         -----------
       Engineering & Construction - 0.46%
        (a) American Buildings Company ...........................................                   94,000                2,831,750
                                                                                                                         -----------

       Environmental Control - 1.48%
        (a) USA Waste Services, Inc. .............................................                  218,600                9,099,225
                                                                                                                         -----------

       Financial - Consumer Credit - 1.23%
        (a) AmeriCredit Corporation ..............................................                  276,000                7,538,250
                                                                                                                         -----------

       Food - Wholesale - 1.36%
            Michael Foods, Inc. ..................................................                  135,300                3,433,238
            Richfood Holdings, Inc. ..............................................                  172,400                4,902,625
                                                                                                                         -----------
                                                                                                                           8,335,863
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
                                                             (Unaudited)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Foreign - 2.34%
            ECI Telecommunications Limited .........................................                 186,500             $ 5,420,156
        (a) Petroleum Geo-Services -ADR ............................................                 157,800               8,955,150
                                                                                                                         -----------
                                                                                                                          14,375,306
                                                                                                                         -----------
       Human Resources - 2.07%
        (a) CORESTAFF, Inc. ........................................................                 217,000               6,767,688
        (a) Personnel Group of America, Inc. .......................................                 145,400               5,906,875
                                                                                                                         -----------
                                                                                                                          12,674,563
                                                                                                                         -----------
       Machine - Construction & Mining - 0.75%
        (a) Terex Corporation ......................................................                 193,400               4,617,425
                                                                                                                         -----------

       Machine - Diversified - 1.06%
            Coltec Industries, Inc. ................................................                 249,900               6,513,019
                                                                                                                         -----------

       Marketing Information Services - 0.97%
            Cognizant Corporation ..................................................                 118,800               5,932,575
                                                                                                                         -----------

       Medical - Biotechnology - 0.81%
        (a) Agouron Pharmaceuticals, Inc. ..........................................                 135,400               4,992,875
                                                                                                                         -----------

       Medical - Hospital Management & Service - 6.52%
        (a) Genesis Health Ventures, Inc. ..........................................                  94,500               2,740,500
        (a) HEALTHSOUTH Corporation ................................................                 247,900               6,708,794
            Integrated Health Services, Inc. .......................................                 216,000               7,330,500
        (a) PhyCor, Inc. ...........................................................                 267,500               6,879,752
        (a) Tenet Healthcare Corporation ...........................................                 296,000              11,044,500
        (a) Trigon Healthcare, Inc. ................................................                 170,000               5,270,000
                                                                                                                         -----------
                                                                                                                          39,974,046
                                                                                                                         -----------
       Medical Supplies - 1.96%
        (a) Biomet, Inc. ...........................................................                 402,300              11,993,569
                                                                                                                         -----------

       Miscellaneous - Manufacturing - 0.00%
        (a) Wilshire Technologies, Warrant .........................................                  11,956                       0
                                                                                                                         -----------

       Office & Business Equipment - 1.72%
        (a) U.S. Office Products Company ...........................................                 569,422              10,534,307
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Oil & Gas - Equipment & Services - 3.49%
        (a) BJ Services Company ................................................                   187,400               $ 6,441,875
        (a) J. Ray McDermott, S.A ..............................................                   139,900                 5,945,750
        (a) Rowan Companies, Inc. ..............................................                   319,200                 8,997,450
                                                                                                                         -----------
                                                                                                                          21,385,075
                                                                                                                         -----------
       Oil & Gas - Exploration - 1.47%
        (a) Parker Drilling Company ............................................                   231,700                 2,548,700
        (a) Veritas DGC Inc. ...................................................                   156,700                 6,473,669
                                                                                                                         -----------
                                                                                                                           9,022,369
                                                                                                                         -----------
       Oil & Gas - International - 1.44%
        (a) Friede Goldman International, Inc. .................................                   194,900                 5,920,087
        (a) Pride International, Inc. ..........................................                   126,400                 2,883,500
                                                                                                                         -----------
                                                                                                                           8,803,587
                                                                                                                         -----------
       Pharmaceuticals - 2.11%
            Jones Medical Industries, Inc. .....................................                   222,700                 8,267,737
        (a) Watson Pharmaceuticals, Inc. .......................................                   130,200                 4,670,925
                                                                                                                         -----------
                                                                                                                          12,938,662
                                                                                                                         -----------
       Restaurants & Food Service - 2.34%
            CKE Restaurants, Inc. ..............................................                   185,900                 7,889,131
        (a) Foodmaker, Inc. ....................................................                   356,800                 6,489,300
                                                                                                                         -----------
                                                                                                                          14,378,431
                                                                                                                         -----------
       Retail - Apparel - 5.83%
        (a) Goody's Family Clothing, Inc. ......................................                   133,300                 4,998,750
        (a) Stage Stores, Inc. .................................................                   247,300                10,386,600
        (a) The Dress Barn, Inc. ...............................................                   211,400                 6,170,238
        (a) The Finish Line, Inc. ..............................................                   362,400                 5,934,300
        (a) The Men's Wearhouse, Inc. ..........................................                    59,600                 2,153,050
        (a) The Wet Seal, Inc. .................................................                   198,500                 6,091,469
                                                                                                                         -----------
                                                                                                                          35,734,407
                                                                                                                         -----------

       Retail - Automotive Parts - 0.74%
        (a) AutoZone, Inc. .....................................................                   149,600                 4,525,400
                                                                                                                         -----------

       Retail - Department Stores - 4.14%
        (a) Consolidated Stores Corporation ....................................                   158,477                 6,517,367
        (a) Fred Meyer, Inc. ...................................................                   225,200                10,007,325
        (a) Proffitt's, Inc. ...................................................                   260,900                 8,837,988
                                                                                                                         -----------
                                                                                                                          25,362,680
                                                                                                                         -----------

                                                                                                                         (Continued)


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

       Retail - Specialty Line - 3.07%
        (a) Borders Group, Inc. ....................................................                 321,200             $10,699,975
            Cash America International, Inc. .......................................                 291,900               3,502,800
        (a) Michaels Stores, Inc. ..................................................                 105,800               3,597,200
        (a) Rainforest Cafe, Inc. ..................................................                  61,800               1,019,700
        (a) The Score Board, Inc. ..................................................                   3,011                   1,411
                                                                                                                         -----------
                                                                                                                          18,821,086
                                                                                                                         -----------

       Scientific & Technical Instruments - 1.35%
        (a) Waters Corporation .....................................................                 167,300               8,312,719
                                                                                                                         -----------


       Shoes - Leather - 0.33%
        (a) Nine West Group, Inc. ..................................................                  74,100               2,037,750
                                                                                                                         -----------

       Telecommunications - 2.54%
        (a) DSP Communications, Inc. ...............................................                 281,200               4,973,725
        (a) Premiere Technologies, Inc. ............................................                 205,700               6,453,837
        (a) Tel-Save Holdings, Inc. ................................................                 148,700               4,117,131
                                                                                                                         -----------
                                                                                                                          15,544,693
                                                                                                                         -----------
       Telecommunications Equipment - 3.73%
        (a) Cable Design Technologies ..............................................                 134,850               3,919,078
        (a) Comverse Technology, Inc. ..............................................                 162,840               7,612,770
        (a) Digital Microwave Corporation ..........................................                 182,600               3,355,275
        (a) DSC Communications Corporation .........................................                 224,200               4,399,925
        (a) P-COM, Inc. ............................................................                 176,400               3,572,100
                                                                                                                         -----------
                                                                                                                          22,859,148
                                                                                                                         -----------
       Textiles - 0.53%
        (a) Dan River Inc. .........................................................                 197,500               3,258,750
                                                                                                                         -----------

       Transportation - Air - 2.01%
            Airborne Freight Corporation ...........................................                 154,600               5,594,587
            Comair Holdings, Inc. ..................................................                 253,087               6,738,441
                                                                                                                         -----------
                                                                                                                          12,333,028
                                                                                                                         -----------
       Utilities - Electric - 2.32%
        (a) CalEnergy Company, Inc. ................................................                 529,600              14,199,900
                                                                                                                         -----------

       Wholesale & Distribution - Special Line - 2.46%
        (a) CellStar Corporation ...................................................                 309,000               9,984,563
        (a) Central Garden and Pet Company .........................................                 147,100               5,111,725
                                                                                                                         -----------
                                                                                                                          15,096,288
                                                                                                                         -----------

            Total Common Stocks  (Cost $465,315,890) ...............................                                     611,886,699
                                                                                                                         -----------

                                                                                                                         (Continued)


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT COMPANY - 0.88%

       Evergreen Money Market Treasury Institutional Money ........................             5,415,075             $   5,415,075
          Market Fund Institutional Service Shares                                                                    -------------
          (Cost $5,415,075)



Total Value of Investments (Cost $470,730,965  (b)) ...............................              100.67%              $ 617,301,774
Liabilities In Excess of Other Assets .............................................               (0.67)%                (4,131,465)
                                                                                                ---------             -------------
       Net Assets .................................................................              100.00%              $ 613,170,309
                                                                                                =========             =============




       (a)  Non-income producing investment.

       (b)  Aggregate cost for federal income tax purposes is $ 470,755,076.  Unrealized appreciation  (depreciation) of investments for federal income tax purposes is as follows:



            Unrealized appreciation                                                                               $   166,234,495
            Unrealized depreciation                                                                                   (19,687,797)
                                                                                                                    --------------

                            Net unrealized appreciation                                                           $   146,546,698
                                                                                                                    ==============


       The following acronym is used throughout this portfolio:

            ADR - American Depository Receipt














See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $470,730,965) .......................................................                $617,301,774
       Income receivable ...............................................................................                     130,536
       Receivable for investments sold .................................................................                   1,245,351
       Receivable for fund shares sold .................................................................                      69,117
       Other asset .....................................................................................                      18,308
                                                                                                                        ------------

            Total assets ...............................................................................                 618,765,086
                                                                                                                        ------------

LIABILITIES
       Accrued expenses ................................................................................                      51,330
       Payable for investment purchases ................................................................                   4,172,513
       Payable for fund shares redeemed ................................................................                     965,867
       Transaction gains payable .......................................................................                       2,641
       Disbursements in excess of cash on demand deposit ...............................................                     402,426
                                                                                                                        ------------

            Total liabilities ..........................................................................                   5,594,777
                                                                                                                        ------------

NET ASSETS
       (applicable to 30,719,907 shares outstanding; unlimited
         shares of no par value beneficial interest authorized) ........................................                $613,170,309
                                                                                                                        ============

NET ASSET VALUE, REDEMPTION, AND OFFERING PRICE PER SHARE
       ($613,170,309 / 30,719,907 shares) ..............................................................                $      19.96
                                                                                                                        ============

MAXIMUM OFFERING PRICE PER SHARE
       (100 / 97% of $19.96) ...........................................................................                $      20.58
                                                                                                                        ============

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $451,078,411
       Accumulated net realized gain on investments ....................................................                  15,521,089
       Net unrealized appreciation on investments ......................................................                 146,570,809
                                                                                                                        ------------
                                                                                                                        $613,170,309
                                                                                                                        ============
















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended February 28, 1998
                                                             (Unaudited)



INVESTMENT LOSS

       Income
            Interest ....................................................................................              $    307,949
            Dividends ...................................................................................                   327,836
                                                                                                                       ------------

                 Total income ...........................................................................                   635,785
                                                                                                                       ------------

       Expenses
            Investment advisory fees (note 2) ...........................................................                 3,711,441
            Fund administration fees (note 2) ...........................................................                   294,437
            Custody fees ................................................................................                    15,552
            Registration and filing administration fees (note 2) ........................................                     3,410
            Fund accounting fees (note 2) ...............................................................                    10,500
            Audit fees ..................................................................................                     6,298
            Legal fees ..................................................................................                     4,860
            Securities pricing fees .....................................................................                     3,300
            Shareholder recordkeeping fees ..............................................................                     7,331
            Shareholder administrative fees .............................................................                    25,000
            Shareholder servicing expenses ..............................................................                    35,447
            Registration and filing expenses ............................................................                     7,006
            Printing expenses ...........................................................................                    12,295
            Amortization of deferred organization expenses ..............................................                     3,446
            Trustee fees and meeting expenses ...........................................................                     3,526
            Other operating expenses ....................................................................                    14,630
                                                                                                                       ------------

                 Total expenses .........................................................................                 4,158,479
                                                                                                                       ------------

                       Net investment loss ..............................................................                (3,522,694)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ...................................................                27,226,700
       Decrease in unrealized appreciation on investments ...............................................               (12,980,261)
                                                                                                                       ------------

            Net realized and unrealized gain on investments .............................................                14,246,439
                                                                                                                       ------------

                 Net increase in net assets resulting from operations ...................................              $ 10,723,745
                                                                                                                       ============










See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  February 28,           August 31,
                                                                                                      1998                  1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss .............................................................       $  (3,522,694)       $  (6,082,087)
         Net realized gain from investment transactions ..................................          27,226,700           72,981,586
         Increase (decrease) in unrealized appreciation on investments ...................         (12,980,261)         114,457,604
                                                                                                 -------------        -------------

              Net increase in net assets resulting from operations .......................          10,723,745          181,357,103
                                                                                                 -------------        -------------

     Distribution to shareholders from
         Net realized gain from investment transactions ..................................         (78,304,241)         (28,932,671)
                                                                                                 -------------        -------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ............          67,261,903              756,974
                                                                                                 -------------        -------------

                   Total increase (decrease) in net assets ...............................            (318,593)         153,181,406

NET ASSETS

     Beginning of period .................................................................         613,488,902          460,307,496
                                                                                                 -------------        -------------

     End of period .......................................................................       $ 613,170,309        $ 613,488,902
                                                                                                 =============        =============



(a) A summary of capital share activity follows:


                                          =============================================================
                                                 Period ended                     Year ended
                                               February 28, 1998                August 31, 1997

                                          ----------------------------   ------------------------------
                                             Shares          Value           Shares          Value
                                          ----------------------------   ------------------------------

Shares sold ..........................      1,636,792     $34,225,769       3,447,946     $64,609,895
Shares issued for reinvestment
     of distributions ................      3,755,172      74,389,963       1,565,933      26,934,053
                                          ------------    ------------    ------------   ------------

                                            5,391,964     108,615,732       5,013,879      91,543,948

Shares redeemed ......................     (2,012,642)    (41,353,829)     (4,938,898)    (90,786,974)
                                          ------------    ------------    ------------   ------------

     Net increase ....................      3,379,322     $67,261,903          74,981        $756,974
                                           ===========    ============    ============   ============








See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended    Year ended     Year ended    Year ended
                                                              February 28,    August 31,    August 31,     August 31,    August 31,
                                                                     1998          1997          1996           1995          1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                               $22.44        $16.88        $20.70         $13.58        $11.86
      Income (loss) from investment operations
           Net investment loss                                      (0.11)        (0.22)        (0.18)         (0.15)        (0.05)
           Net realized and unrealized gain (loss)on
               investments                                           0.51          6.84         (2.53)          7.27          1.98
                                                            -------------  ------------  ------------  ------------- -------------

               Total from investment operations                      0.40          6.62         (2.71)          7.12          1.93
                                                            -------------  ------------  ------------  ------------- -------------

      Distributions to shareholders from
           Net investment income                                    (0.00)         0.00          0.00           0.00         (0.16)
           Net realized gain from investment transactions           (2.88)        (1.06)        (1.11)          0.00         (0.05)
                                                            -------------  ------------  ------------  ------------- -------------

               Total distributions                                  (2.88)        (1.06)        (1.11)          0.00         (0.21)
                                                            -------------  ------------  ------------  ------------- -------------

Net asset value, end of period                                     $19.96        $22.44        $16.88         $20.70        $13.58
                                                            =============  ============  ============  ============= =============

Total return (a)                                                     1.88%        41.14%       (12.81)%        52.45%        16.42%
                                                           ==============  ============  ============  ============= =============

Ratios/supplemental data
      Net assets, end of period                              $613,170,309  $613,488,902  $460,307,496   $460,286,044  $179,222,758
                                                           ==============  ============  ============  ============= =============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.39%(b)        1.42%         1.42%          1.43%         1.57%
           After expense reimbursements and waived fees           1.39%(b)        1.42%         1.42%          1.43%         1.49%

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees         (1.19)%(b)      (1.17)%       (1.05)%        (1.07)%       (0.87)%
           After expense reimbursements and waived fees          (1.19)%(b)      (1.17)%       (1.05)%        (1.07)%       (0.79)%

      Portfolio turnover rate                                    41.34%         115.51%       110.04%         75.42%        66.03%
      Average broker commissions per share (c)                   $0.0563         $0.0568         -              -              -


(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided by total  portfolio  shares  purchased  or sold on which commissions were charged.

See accompanying notes to financial statements

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund"), formerly known as The Chesapeake Growth Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on January 4, 1993. The investment objective of The Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.10% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended February 28, 1998, the Distributor retained sales charges in the amount of $913.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $244,835,415 and $246,108,296, respectively, for the period ended February 28, 1998.

--------------------------------------------------------------------------------


                         THE CHESAPEAKE CORE GROWTH FUND


--------------------------------------------------------------------------------

                 a series of the Gardner Lewis Investment Trust





                               Annual Report 1998


                         FOR THE YEAR ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

April 1, 1998




Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a gain of 12.1% which compares to 13.9% for the S&P 500. This certainly is a solid start to the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out future opportunities. For, as it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many fundamentally sound companies, despite little or no exposure to the region, had suffered undue stock price compression which was exacerbated as money flows narrowed into the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at the largest of large companies. This has occurred despite the fact that those smaller currently have less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. The largest 5 companies in the S&P 500 had an average return of 23% for the quarter, the largest 10 averaged 21%, and the largest 50 (which make up about half of the index's capitalization) averaged 18%.

         The effect of these ultra-cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. Capitalization weightings further concentrate investment into the largest names, and valuations reflect this phenomenon. The S&P's largest 5 names are now trading at over 36 times their forward earnings estimate, the largest 10 at 34 times. Fueled by the stronger relative performance of these larger companies, gains in this segment have been somewhat self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. For despite the inherent quality of many of these names, their stock prices preclude our current ownership. Instead, we as fundamentalists rely on both the quality and the value of each individual investment that we make. We would not want money flows to be the prop for our stock prices.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will further reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies are growing in excess of 22% and selling at about 19 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at well below their growth rates while the S&P is selling at more than twice its growth rate. Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         As always, we will continue our discovery and culling process, in an attempt to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

         Have a pleasant Spring!

                                   Sincerely,


                                   W. Whitfield Gardner

                        THE CHESAPEAKE CORE GROWTH FUND

                    Performance Update - $25,000 Investment

For the period from September 29,1997 (commencement of operations) to February 28, 1998


                      Chesapeake
                      Core Growth                         S&P 500
                      Fund                                Total Return Index

9/29/97               25,000.00                           25,000.00
10/31/97              24,450.00                           24,011.52
11/30/97              24,825.00                           25,122.97
12/31/97              24,843.76                           25,554.45
1/31/98               24,793.97                           25,974.31
2/28/98               26,872.33                           27,700.61


This graph depicts the performance of The Chesapeake Core Growth Fund versus the S&P 500 Total Return Index. It is important to note that The Chesapeake Core Growth Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Cumulative Total Return

------------------

 Since Inception

------------------

      7.49%

------------------

The graph assumes an initial $25,000 investment at September 29, 1997. All dividends and distributions are reinvested.

At February 28, 1998, the Chesapeake Core Growth Fund would have grown to $26,872 - total investment return of 7.49% since September 29, 1997.

At February 28, 1998, a similar investment in the S&P 500 Total Return Index would have grown to $27,701 - total investment return of 10.80% since September 29, 1997.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.76%

       Aerospace & Defense - 1.97%
            AlliedSignal, Inc. ...................................................                    2,800                 $119,175
                                                                                                                            --------

       Apparel Manufacturing - 1.54%
            Liz Claiborne, Inc. ..................................................                    1,860                   93,000
                                                                                                                            --------

       Building Materials - 2.58%
            Masco Corporation ....................................................                    2,870                  156,056
                                                                                                                            --------

       Commercial Services - 7.04%
       (a)  Cendant Corporation ..................................................                    3,510                  131,625
            Cognizant Corporation ................................................                    3,440                  171,785
            H&R Block, Inc. ......................................................                    2,600                  122,362
                                                                                                                            --------
                                                                                                                             425,772
                                                                                                                            --------
       Computers - 8.66%
       (a)  Adaptec, Inc. ........................................................                    1,950                   51,553
            Compaq Computer Corporation ..........................................                    3,140                  101,069
       (a)  EMC Corporation ......................................................                    2,920                  110,048
            International Business Machines ......................................                      970                  101,365
       (a)  Sun Microsystems, Inc. ...............................................                    3,370                  160,496
                                                                                                                            --------
                                                                                                                             524,531
                                                                                                                            --------
       Computer Software & Services - 4.26%
       (a)  BMC Software, Inc. ...................................................                      960                   73,440
       (a)  Cadence Design Systems, Inc. .........................................                    3,520                  122,980
            First Data Corporation ...............................................                    1,800                   61,200
                                                                                                                            --------
                                                                                                                             257,620
                                                                                                                            --------
       Electronics - 2.75%
       (a)  Teradyne, Inc. .......................................................                    3,530                  166,572
                                                                                                                            --------

       Electronics - Semiconductor - 3.13%
            Intel Corporation ....................................................                    1,760                  157,850
       (a)  National Semiconductor Corporation ...................................                    1,330                   31,754
                                                                                                                            --------
                                                                                                                             189,604
                                                                                                                            --------
       Environmental Control - 1.96%
       (a)  USA Waste Services, Inc. .............................................                    2,850                  118,631
                                                                                                                            --------

       Financial - Banks, Commercial - 7.14%
            Household International, Inc. ........................................                    1,000                  129,875
            NationsBank Corporation ..............................................                    2,690                  184,265
            State Street Corporation .............................................                    1,900                  117,444
                                                                                                                            --------
                                                                                                                             431,584
                                                                                                                            --------

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Banks, Money Center - 1.97%
            Citicorp .................................................................                    900               $119,081
                                                                                                                            --------

       Financial Services - 1.80%
       (a)  The CIT Group, Inc. ......................................................                  3,300                108,900
                                                                                                                            --------

       Foreign Securities - 1.59%
            Siemens AG - ADR .........................................................                  1,550                 95,906
                                                                                                                            --------

       Household Products & Housewares - 2.01%
            Maytag Corporation .......................................................                  2,700                121,500
                                                                                                                            --------

       Insurance - Multiline - 2.03%
            Allmerica Financial Corporation ..........................................                  2,000                123,000
                                                                                                                            --------

       Medical - Hospital Management & Services - 8.53%
            Columbia/HCA Healthcare Corporation ......................................                  4,550                123,419
       (a)  HEALTHSOUTH Corporation ..................................................                  5,160                139,642
       (a)  Tenet Healthcare Corporation .............................................                  3,200                119,400
            United Healthcare Corporation ............................................                  2,200                133,512
                                                                                                                            --------
                                                                                                                             515,973
                                                                                                                            --------
       Miscellaneous - Manufacturing - 5.43%
            Corning Inc. .............................................................                  2,220                 90,188
            Parker-Hannifin Corporation ..............................................                  2,390                111,434
            Tyco International Ltd. ..................................................                  2,500                126,562
                                                                                                                            --------
                                                                                                                             328,184
                                                                                                                            --------
       Office & Business Equipment - 2.20%
            Xerox Corporation ........................................................                  1,500                133,031
                                                                                                                            --------

       Oil & Gas - Exploration - 2.01%
            Transocean Offshore, Inc. ................................................                  2,800                121,450
                                                                                                                            --------

       Pharmaceuticals - 4.32%
            Merck & Co., Inc. ........................................................                    900                114,806
            Warner-Lambert Company ...................................................                  1,000                146,375
                                                                                                                            --------
                                                                                                                             261,181
                                                                                                                            --------
       Retail - Department Stores - 4.19%
       (a)  Fred Meyer, Inc. .........................................................                  3,000                133,313
            J. C. Penney Company, Inc. ...............................................                  1,700                120,169
                                                                                                                            --------
                                                                                                                             253,482
                                                                                                                            --------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Drug Stores - 2.82%
            CVS Corporation .........................................................                  2,300            $   170,344
                                                                                                                        -----------

       Retail - Grocery - 2.17%
            American Stores Company .................................................                  5,200                130,975
                                                                                                                        -----------

       Retail - Specialty Line - 2.42%
            Intimate Brands, Inc. ...................................................                  5,400                146,475
                                                                                                                        -----------

       Telecommunications - 3.24%
            MCI Communications Corporation ..........................................                  4,100                196,031
                                                                                                                        -----------

       Toys - 1.07%
       (a)  Toys "R" Us, Inc. .......................................................                  2,460                 64,729
                                                                                                                        -----------

       Transportation - Air - 5.17%
            Southwest Airlines Company ..............................................                  4,500                129,094
       (a)  US Airways Group, Inc. ..................................................                  2,900                183,606
                                                                                                                        -----------
                                                                                                                            312,700
                                                                                                                        -----------
       Utilities - Electric - 1.97%
       (a)  CalEnergy, Inc. .........................................................                  4,440                119,048
                                                                                                                        -----------

       Utilities - Telecommunications - 0.79%
       (a)  WorldCom, Inc. ..........................................................                  1,250                 47,734
                                                                                                                        -----------

            Total Common Stocks (Cost $5,416,956) ...................................                                     5,852,269
                                                                                                                        -----------

INVESTMENT COMPANIES - 7.12%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ................................                306,187                306,187
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ..........................                124,292                124,292
                                                                                                                        -----------

            Total Investment Companies (Cost $430,479) ..............................                                       430,479
                                                                                                                        -----------


Total Value of Investments (Cost $5,847,435 (b)) ....................................                 103.88%           $ 6,282,748
Liabilities In Excess of Other Assets ...............................................                  (3.88)%             (234,480)
                                                                                                 -----------            -----------
       Net Assets ...................................................................                 100.00%           $ 6,048,268
                                                                                                 ===========            ===========

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation                                                                                  $587,659
            Unrealized depreciation                                                                                  (152,346)
                                                                                                                --------------

                            Net unrealized appreciation                                                              $435,313
                                                                                                                ==============


       The following acronym is used in this portfolio:

            ADR - American Depository Receipt

See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1998


ASSETS
       Investments, at value (cost $5,847,435) .........................................................                $ 6,282,748
       Cash ............................................................................................                        222
       Income receivable ...............................................................................                      5,703
       Receivable for fund shares sold .................................................................                      1,000
       Due from advisor (note 2) .......................................................................                      8,432
                                                                                                                        -----------

            Total assets ...............................................................................                  6,298,105
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                      7,655
       Payable for investment purchases ................................................................                    242,182
                                                                                                                        -----------

            Total liabilities ..........................................................................                    249,837
                                                                                                                        -----------

NET ASSETS
       (applicable to 564,298 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                $ 6,048,268
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($6,048,268 / 564,298 shares) ...................................................................                $     10.72
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 5,831,369
       Undistributed net realized loss on investments ..................................................                   (218,414)
       Net unrealized oappreciation on investments .....................................................                    435,313
                                                                                                                        -----------

                                                                                                                        $ 6,048,268
                                                                                                                        ===========








See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                               For the period from September 29, 1997
                                                    (commencement of operations)
                                                        to February 28, 1998

INVESTMENT LOSS

       Income
            Interest ......................................................................................               $  10,566
            Dividends .....................................................................................                   9,145
                                                                                                                          ---------

                 Total income .............................................................................                  19,711
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  19,606
            Fund administration fees (note 2) .............................................................                   1,470
            Custody fees ..................................................................................                   2,448
            Registration and filing administration fees (note 2) ..........................................                     541
            Fund accounting fees (note 2) .................................................................                   8,750
            Audit fees ....................................................................................                   3,082
            Legal fees ....................................................................................                   4,568
            Securities pricing fees .......................................................................                   1,168
            Shareholder administration fees ...............................................................                   5,206
            Shareholder recordkeeping fees ................................................................                   3,726
            Shareholder servicing expenses ................................................................                   1,334
            Registration and filing expenses ..............................................................                   4,719
            Printing expenses .............................................................................                   1,825
            Trustee fees and meeting expenses .............................................................                   3,442
            Other operating expenses ......................................................................                     784
                                                                                                                          ---------

                 Total expenses ...........................................................................                  62,669
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 2) ....................................................                  (8,432)
                       Investment advisory fees waived (note 2) ...........................................                 (19,606)
                       Fund administration fees waived (note 2) ...........................................                  (1,470)
                       Shareholder recordkeeping fees waived (note 2) .....................................                  (3,644)
                       Shareholder administration fees waived (note 2) ....................................                  (5,206)
                                                                                                                          ---------

                 Net expenses .............................................................................                  24,311
                                                                                                                          ---------

                       Net investment loss ................................................................                  (4,600)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions .....................................................                (218,414)
       Increase in unrealized appreciation on investments .................................................                 435,313
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 216,899
                                                                                                                          ---------

                 Net increase in net assets resulting from operations .....................................               $ 212,299
                                                                                                                          =========



See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                               For the period from September 29, 1997
                                                    (commencement of operations)
                                                        to February 28, 1998



INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................             $    (4,600)
         Net realized loss from investment transactions ...................................................                (218,414)
         Increase in unrealized appreciation on investments ...............................................                 435,313
                                                                                                                        -----------

              Net increase in net assets resulting from operations ........................................                 212,299
                                                                                                                        -----------

     Distribution to shareholders
         Distribution in excess of net investment income ..................................................                  (9,859)
                                                                                                                        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .............................               5,845,828
                                                                                                                        -----------

                   Total increase in net assets ...........................................................               6,048,268

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                        -----------

     End of period ........................................................................................             $ 6,048,268
                                                                                                                        ===========



(a) A summary of capital share activity follows:
                                                                                ----------------------------------------------------
                                                                                             Shares                         Value
                                                                                ----------------------------------------------------

Shares sold ..........................................................                       563,478                    $ 5,837,694
Shares issued for reinvestment
     of distributions ................................................                           830                          8,231
                                                                                         -----------                    -----------

                                                                                             564,308                      5,845,925

Shares redeemed ......................................................                           (10)                           (97)
                                                                                         -----------                    -----------

     Net increase ....................................................                       564,298                    $ 5,845,828
                                                                                         ===========                    ===========





See accompanying notes to financial statements

                                        THE CHESAPEAKE CORE GROWTH FUND

                                             FINANCIAL HIGHLIGHTS

                                (For a Share Outstanding Throughout the Period)

                                    For the period from September 29, 1997
                                         (commencement of operations)
                                             to February 28, 1998


Net asset value, beginning of period ..............................................................                       $10.00

      Income from investment operations
           Net investment loss ....................................................................                        (0.01)
           Net realized and unrealized gain on investments ........................................                         0.75
                                                                                                                   ---------------

               Total from investment operations ...................................................                         0.74
                                                                                                                   ---------------

      Distribution to shareholders
           Distribution in excess of net investment income ........................................                        (0.02)
                                                                                                                   ---------------

Net asset value, end of period ....................................................................                       $10.72
                                                                                                                   ===============


Total return ......................................................................................                         7.49%
                                                                                                                   ===============


Ratios/supplemental data

      Net assets, end of period ...................................................................                    $6,048,268
                                                                                                                   ===============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..........................................                       3.19%(a)
           After expense reimbursements and waived fees ...........................................                       1.24%(a)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ..........................................                      (2.19)%(a)
           After expense reimbursements and waived fees ...........................................                      (0.24)%(a)


      Portfolio turnover rate .....................................................................                      29.83%

      Average broker commissions per share (b) ....................................................                      $0.0486

(a)   Annualized.

(b)   Represents  total  commissions  paid on portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.



See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on September 29, 1997. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.24% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $19,606 ($0.04 per share) and has voluntarily agreed to reimburse $8,432 of the Fund's operating expenses for the fiscal year ended February 28, 1998.

     The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $10,320 ($0.02 per share) for the fiscal year ended February 28, 1998.

     NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $6,706,534 and $1,071,164 respectively, for the fiscal year ended February 28, 1998.

INDEPENDENT AUDITORS' REPORT


Tothe Board of Trustees of Gardner Lewis  Investment  Trust and  Shareholders of
  The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Chesapeake Core Growth Fund as of February 28, 1998, and the related statements of operations and changes in net assets, and financial highlights for the period from September 30, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Chesapeake Core Growth Fund as of February 28, 1998, the results of its operations, the changes in its net assets and its financial highlights for the period from September 30, 1997 to February 28, 1998 in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Pittsburgh, Pennsylvania
March 20, 1998